Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO McKim (1)			Co-PEO Battles (1)		Co-PEO Gerstenberg (1)		Average SCT Total for Non-PEO NEOs(3)(4) ($)	Average CAP to Non-PEO NEOs(3)(9) ($)	Value of Initial Fixed $100 Investment Based On:
Year	SCT Total(2) ($)	Z	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)			TSR(5) ($)	Peer Group TSR(6) ($)	Net Income ('000)(7) ($)	Adjusted EBITDA ('000)(8) ($)
2024	—		—	5,286,045	8,062,035	5,282,845	8,209,001	2,399,973	2,991,475	268.28	191.06	402,299	1,116,934
2023	2,296,564		3,620,475	4,917,312	9,168,758	4,938,543	10,246,152	1,344,687	3,379,706	203.46	162.24	377,856	1,012,570
2022	6,241,356		6,773,049	—	—	—	—	2,755,014	3,349,545	133.07	131.73	411,744	1,022,128
2021	5,612,724		6,601,096	—	—	—	—	2,931,679	3,736,275	116.35	150.50	203,247	676,606
2020	3,828,532		3,661,166	—	—	—	—	2,343,696	2,262,282	88.75	117.07	134,837	573,804

Company Selected Measure Name	AdjustedEBITDA ('000)(8)($)
Named Executive Officers, Footnote
(1)    During the period from January 1, 2023 through March 31, 2023 and for all of 2022, 2021, and 2020, the Company had one PEO, namely Alan S. McKim. Effective March 31, 2023, Michael L. Battles (who had previously served as the Company's Chief Financial Officer) and Eric. W. Gerstenberg (who had previously served as the Company's Chief Operating Officer) were appointed as the Company's Co-Chief Executive Officers, and served concurrently in that capacity for the remainder of 2023 and for all of 2024.
(2)    The dollar amounts reported in this column are the amounts of total compensation reported for Mr. McKim, Mr. Battles or Mr. Gerstenberg in the “Total” column of the Summary Compensation Table for years in which they held the role of PEO.
(3)    For 2024, the Non-PEO NEOs whose average compensation is reported in this column included Eric J. Dugas, Jeroen Diderich, Mr. McKim, and Sharon M. Gabriel. For 2023, the Non-PEO NEOs whose average compensation is reported in this column include Mr. Dugas, Ms. Gabriel, Brian P. Weber, and Robert E. Speights. For each of 2022 and 2021 the Non-PEO NEOs whose average compensation is reported in this column include Mr. Battles, Mr. Gerstenberg, Mr. Weber, and Mr. Speights. For 2020, the Non-PEO NEOs whose average compensation is reported in this column include Mr. Battles, Mr. Gerstenberg, Mr. Weber, and Ms. Gabriel.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR based on a fixed investment of $100 on January 2, 2020. In 2024, we reassessed our peers to create a new a custom peer group that more closely aligns with the breadth and size of our current operations and reflects changes of ownership in private transactions. For each of the five fiscal years presented in the table above, the peer group was comprised of ABM Industries Incorporated, Advanced Drainage Systems, Inc., APi Group Corporation, Chemed Corporation, Darling Ingredients, Inc., Ecolab Inc., EMCOR Group, Inc., Enviri Corporation, GFL Environmental, Inc., Huntsman Corporation, Iron Mountain Incorporated, KBR, Inc, Republic Services, Inc., Rollins, Inc., Stericycle Inc., Tetra Tech, Inc., The Chemours Company, Waste Connections, Inc., and Waste Management, Inc. The prior peer group was comprised of ABM Industries Incorporated, Advanced Drainage Systems, Inc., Chemed Corporation, Darling Ingredients, Inc., Emcor Group, Inc., Enviri Corporation, GFL Environmental, Inc., Healthcare Services Group, Inc., Huntsman Corporation, Iron Mountain Incorporated, KBR, Inc, Quanta Services, Inc., Republic Services, Inc., Rollins, Inc., Stanley Black & Decker, Inc., Stericycle, Inc., Tetra Tech, Inc., Waste Connections, Inc., and Waste Management, Inc. The Peer Group TSR values have been recast to reflect the current peer group for each of 2023, 2022, 2021, and 2020. The TSR of the peer group used in 2023 for 2023, 2022, 2021, and 2020 was 172.43, 138.62, 153.53 and 116.53 respectively.
Adjustment To PEO Compensation, Footnote
9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2024, 2023, 2022, 2021, and 2020 for the PEOs and the Non-PEO NEOs are included in the table below:

	PEO (Alan S. McKim)
Year	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$—	$2,296,564	$6,241,356	$5,612,724	$3,828,532
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	—	—	1,199,998	1,293,846	1,406,079
Add:	—
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	—	—	1,492,575	1,384,608	1,835,380
Change in Fair Value of Prior Year Awards Unvested as of Year-End	—	1,134,728	159,314	150,020	(218,891)
Change in Fair Value of Prior Year Awards that Vested During Year	—	189,183	79,802	747,590	(377,776)
Total Additions to Compensation Actually Paid	—	1,323,911	1,731,691	2,282,218	1,238,713
Compensation Actually Paid	$—	$3,620,475	$6,773,049	$6,601,096	$3,661,166

	Co-PEO (Michael L. Battles)
Year	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$5,286,045	$4,917,312	$—	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	2,881,028	2,931,746	—	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	4,339,520	5,086,269	—	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	1,799,853	1,250,254	—	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	345,520	846,669	—	—	—
Change in Fair Value of Prior Year Awards that Forfeited During Year	(827,875)	—	—	—	—
Total Additions to Compensation Actually Paid	5,657,018	7,183,192	—	—	—
Compensation Actually Paid	$8,062,035	$9,168,758	$—	$—	$—

	Co-PEO (Eric W. Gerstenberg)
Year	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$5,282,845	$4,938,543	$—	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	2,881,028	2,931,746	—	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	4,339,520	5,086,268	—	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	1,769,034	1,792,496	—	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	526,505	1,360,591	—	—	—
Change in Fair Value of Prior Year Awards that Forfeited During Year	(827,875)	—	—	—	—
Total Additions to Compensation Actually Paid	5,807,184	8,239,355	—	—	—
Compensation Actually Paid	$8,209,001	$10,246,152	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,399,973	$ 1,344,687	$ 2,755,014	$ 2,931,679	$ 2,343,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,991,475	3,379,706	3,349,545	3,736,275	2,262,282
Adjustment to Non-PEO NEO Compensation Footnote
9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2024, 2023, 2022, 2021, and 2020 for the PEOs and the Non-PEO NEOs are included in the table below:

	Average of Non-PEO NEOs
Year	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	$2,399,973	$1,344,687	$2,755,014	$2,931,679	$2,343,696
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	908,296	342,733	1,371,984	1,604,777	1,308,804
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	1,204,668	1,281,296	1,706,493	1,643,335	1,909,616
Change in Fair Value of Prior Year Awards Unvested as of Year-End	429,686	844,916	325,300	543,138	(179,536)
Change in Fair Value of Prior Year Awards that Vested During Year	113,946	251,540	(65,278)	318,653	(346,796)
Change in Fair Value of Prior Year Awards that Forfeited During Year	(248,502)	—	—	(95,753)	(155,894)
Total Additions to Compensation Actually Paid	1,499,798	2,377,752	1,966,515	2,409,373	1,227,390
Compensation Actually Paid	$2,991,475	$3,379,706	$3,349,545	$3,736,275	$2,262,282

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to the PEO (which, for years when more than one individual held the role, represents the average of the total annual compensation paid for those PEOs), and, on average, to the other NEOs, and the Company’s TSR and that of our peer group over the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to the PEO (which, for years when more than one individual held the role, represents the average of the total annual compensation paid for those PEOs), and on average to the other NEOs, and the Company's net income during the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Net Income

Compensation Actually Paid vs. Company Selected Measure	on average, the other NEOs and the Company's Adjusted EBITDA during the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Adjusted EBITDA

Tabular List, Table

Performance Metrics
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Adjusted Return on Invested Capital
Revenue
TRIR

Total Shareholder Return Amount	$ 268.28	203.46	133.07	116.35	88.75
Peer Group Total Shareholder Return Amount	191.06	162.24	131.73	150.50	117.07
Net Income (Loss)	$ 402,299,000	$ 377,856,000	$ 411,744,000	$ 203,247,000	$ 134,837,000
Company Selected Measure Amount	1,116,934,000	1,012,570,000	1,022,128,000	676,606,000	573,804,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	TRIR
Michael L. Battles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,286,045	$ 4,917,312
PEO Actually Paid Compensation Amount	8,062,035	9,168,758
Eric W. Gerstenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,282,845	4,938,543
PEO Actually Paid Compensation Amount	8,209,001	10,246,152
Alan S. McKim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,296,564	$ 6,241,356	$ 5,612,724	$ 3,828,532
PEO Actually Paid Compensation Amount		3,620,475	6,773,049	6,601,096	3,661,166
PEO | Michael L. Battles [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,657,018	7,183,192
PEO | Michael L. Battles [Member] | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,881,028)	(2,931,746)
PEO | Michael L. Battles [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,339,520	5,086,269
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,799,853	1,250,254
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,520	846,669
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,875)	0
PEO | Eric W. Gerstenberg [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,807,184	8,239,355
PEO | Eric W. Gerstenberg [Member] | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,881,028)	(2,931,746)
PEO | Eric W. Gerstenberg [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,339,520	5,086,268
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,769,034	1,792,496
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	526,505	1,360,591
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,875)	0
PEO | Alan S. McKim [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,323,911	1,731,691	2,282,218	1,238,713
PEO | Alan S. McKim [Member] | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,199,998)	(1,293,846)	(1,406,079)
PEO | Alan S. McKim [Member] | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,492,575	1,384,608	1,835,380
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,134,728	159,314	150,020	(218,891)
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		189,183	79,802	747,590	(377,776)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,499,798	2,377,752	1,966,515	2,409,373	1,227,390
Non-PEO NEO | Grant Date Fair Value of Stock Awards in Fiscal Year (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(908,296)	(342,733)	(1,371,984)	(1,604,777)	(1,308,804)
Non-PEO NEO | Fair Value of Awards Granted During Year and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,204,668	1,281,296	1,706,493	1,643,335	1,909,616
Non-PEO NEO | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	429,686	844,916	325,300	543,138	(179,536)
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,946	251,540	(65,278)	318,653	(346,796)
Non-PEO NEO | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (248,502)	$ 0	$ 0	$ (95,753)	$ (155,894)